Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies in accordance with accounting principles generally accepted in the United States of America ("GAAP") followed in the preparation of these financial statements.
    Basis of Accounting. The accompanying financial statements are prepared on the accrual basis of accounting.
    Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of additions and deductions during the reporting period. Actual results could differ from these estimates and assumptions.
    Risks and Uncertainties. The Plan provides for various investment options in collective trust funds, mutual funds, a stock fund and other investment securities. Investment securities are exposed to various risks, including interest rate, market and credit risks. Due to the level of risk associated with certain collective trust funds, mutual funds, stock funds and other investment securities and the level of uncertainty related to changes in the value of investment securities, it is reasonably possible that changes in risks in the near term could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits.
    Investment Valuation and Income Recognition. Investments are stated at fair value. See Note C for a summary of the valuation method by type of investment.
    Investment transactions are reflected on a trade-date basis. Interest income is recognized on the accrual basis of accounting. Dividend income is recorded on the ex-dividend date. Income from other securities is recorded as earned on an accrual basis.
    The Plan presents in the statement of changes in net assets available for benefits the net appreciation (depreciation) in the fair value of its investments, which consists of the realized gains or losses and the unrealized appreciation (depreciation) of those investments.
    Notes Receivable from Participants. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent notes receivable from participants that had a distributable event are recorded as benefit payments based upon the terms of the Plan.
    Expenses. Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Expenses related to the administration of notes receivable from participants are charged directly to the participant's account and are included as administrative expenses in other, net on the statement of changes in net assets available for benefits. Investment-related expenses are included in net appreciation (depreciation) in the fair value of investments.
    Contributions. Contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation.
    Payment of Benefits. Benefits are recorded when paid.